PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
PROPERTY, PLANT AND EQUIPMENT, NET (Tables)
Schedule of property, plant and equipment, net

	June 30,	December 31,
	2019	2018
	(unaudited)
Buildings	$2,728,670	$2,733,242
Machinery and equipment	2,402,789	2,458,479
Furniture and office Equipment	569,603	538,281
Motor vehicles	392,596	393,254
Leasehold improvements	710,525	711,716
	6,804,183	6,834,972
Less: accumulated depreciation	(2,282,299)	(2,042,794)
	4,521,884	4,792,178
Add: construction in process	26,766,878	21,917,871
Property, plant and equipment, net	$31,288,762	$26,710,049

	December 31,	December 31,
	2018	2017

Buildings	$2,733,242	$-
Machinery and equipment	2,458,479	1,483,519
Furniture and office Equipment	538,281	471,197
Motor vehicles	393,254	385,665
Leasehold improvements	711,716	276,569
	6,834,972	2,616,950
Less: accumulated depreciation	(2,042,794)	(1,822,942)
	4,792,178	794,008
Add: construction in process	21,917,871	12,364,717
Property, plant and equipment, net	$26,710,049	$13,158,725